OTHER ASSETS - THIRD PARTIES - Summary of activity in allowance for credit losses related to deposits (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
OTHER ASSETS - THIRD PARTIES
At beginning of year	¥ 849,093
Addition	2,214,692
At end of year	¥ 3,063,785